Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2020	Dec. 31, 2019
Weighted average lease term:
Operating leases	2 years 8 months 26 days	2 years 11 months 26 days
Weighted average discount rate:
Operating leases	4.60%	4.78%